HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 2.1%
	ADVERTISING & MARKETING - 0.1%
10,598	Omnicom Group, Inc.	$ 899,558

	BEVERAGES - 0.0%(a)
7,197	Monster Beverage Corporation(b)	575,040

	E-COMMERCE DISCRETIONARY - 0.1%
12,335	eBay, Inc.	706,302

	HOME CONSTRUCTION - 0.1%
7,907	Lennar Corporation, Class A	641,811

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,550	WW Grainger, Inc.	799,475

	INTERNET MEDIA & SERVICES - 0.1%
370	Alphabet, Inc., Class C(b)	1,033,407

	RETAIL - DISCRETIONARY - 0.0%(a)
3,865	Lowe's Companies, Inc.	781,465

	SEMICONDUCTORS - 0.4%
7,577	Advanced Micro Devices, Inc. (b)	828,469
4,692	Analog Devices, Inc.	775,025
13,910	Intel Corporation	689,380
2,446	KLA Corporation	895,383
4,796	NVIDIA Corporation	1,308,636
4,331	QUALCOMM, Inc.	661,863
		5,158,756
	SOFTWARE - 0.8%
2,884	Microsoft Corporation	889,166
46,390	Salesforce, Inc.(b)	9,849,524
		10,738,690

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 2.1% (Continued)
	SPECIALTY FINANCE - 0.1%
5,521	American Express Company	$ 1,032,427

	TECHNOLOGY HARDWARE - 0.2%
5,071	Apple, Inc.	885,447
14,287	Cisco Systems, Inc.	796,643
5,390	Garmin Ltd.	639,308
		2,321,398
	TECHNOLOGY SERVICES - 0.0%(a)
2,674	PayPal Holdings, Inc. (b)	309,248

	TOBACCO & CANNABIS - 0.1%
7,567	Philip Morris International, Inc.	710,844

	TOTAL COMMON STOCKS (Cost $22,726,364)	25,708,421

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.1%
	EQUITY - 66.1%
1,150,874	Financial Select Sector SPDR Fund	44,101,492
282,680	Invesco QQQ Trust Series 1	102,482,807
286,697	iShares Semiconductor ETF	135,687,956
269,809	iShares US Technology ETF	27,801,119
2,514,313	ProShares Ultra QQQ(b)	180,829,391
2,227,054	ProShares Ultra S&P500	146,117,013
1,115,598	ProShares Ultra Technology(b)	55,813,368
40,982	Vanguard Dividend Appreciation ETF	6,645,641
22,050	Vanguard Growth ETF	6,341,580
457,857	Vanguard Mega Cap Growth ETF	107,779,538
		813,599,905

	TOTAL EXCHANGE-TRADED FUNDS (Cost $687,322,865)	813,599,905

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
5,250	Invesco QQQ Trust Series 1	BNP	04/29/2022	$ 350	$ 190,333,500	$ 2,819,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,979,783)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,979,783)					2,819,250

	TOTAL INVESTMENTS - 68.4% (Cost $715,029,012)					$ 842,127,576
	OTHER ASSETS IN EXCESS OF LIABILITIES - 31.6%					388,588,361
	NET ASSETS - 100.0%					$ 1,230,715,937

ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt
BNP	- BNP Paribas
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 9.2%
	AEROSPACE & DEFENSE - 0.3%
9,743	Huntington Ingalls Industries, Inc.	$ 1,943,144
5,277	Lockheed Martin Corporation	2,329,268
		4,272,412
	AUTOMOTIVE - 0.2%
41,957	BorgWarner, Inc.	1,632,127
34,809	General Motors Company(a)	1,522,546
		3,154,673
	BANKING - 0.7%
29,234	Comerica, Inc.	2,643,630
14,409	M&T Bank Corporation	2,442,326
102,230	Regions Financial Corporation	2,275,640
38,596	Zions Bancorp	2,530,354
		9,891,950
	BEVERAGES - 0.2%
38,531	Molson Coors Beverage Company, Class B	2,056,785

	BIOTECH & PHARMA - 0.2%
67,326	Organon & Company	2,351,697

	CHEMICALS - 0.7%
40,965	CF Industries Holdings, Inc.	4,221,853
64,136	Mosaic Company (The)	4,265,044
		8,486,897
	CONTAINERS & PACKAGING - 0.1%
39,074	Westrock Company	1,837,650

	ELECTRIC UTILITIES - 0.8%
78,895	AES Corporation (The)	2,029,968
14,547	Constellation Energy Corporation	818,269
34,889	Edison International	2,445,719
43,641	Exelon Corporation	2,078,621
48,221	NRG Energy, Inc.	1,849,758
70,408	PPL Corporation	2,010,852
		11,233,187

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	ENTERTAINMENT CONTENT - 0.6%
68,890	Discovery, Inc. - Series A(a)	$ 1,716,739
72,925	Discovery, Inc. - Series C(a)	1,820,937
54,997	Fox Corporation, Class A	2,169,632
58,387	Fox Corporation - Class B, CLASS B	2,118,280
		7,825,588
	FOOD - 0.3%
15,204	J M Smucker Company (The)	2,058,774
27,525	Tyson Foods, Inc., Class A	2,467,065
		4,525,839
	HEALTH CARE FACILITIES & SERVICES - 0.4%
35,543	Cardinal Health, Inc.	2,015,288
7,043	Laboratory Corp of America Holdings(a)	1,856,957
14,474	Quest Diagnostics, Inc.	1,980,912
		5,853,157
	HOME & OFFICE PRODUCTS - 0.1%
9,017	Whirlpool Corporation	1,557,957

	HOME CONSTRUCTION - 0.3%
33,732	Masco Corporation	1,720,332
37,625	PulteGroup, Inc.	1,576,488
		3,296,820
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,278	United Rentals, Inc.(a)	2,230,008

	INSURANCE - 0.2%
19,836	Prudential Financial, Inc.	2,344,020

	MEDICAL EQUIPMENT & DEVICES - 0.2%
28,089	Hologic, Inc.(a)	2,157,797

	METALS & MINING - 0.2%
31,807	Newmont Corporation	2,527,066

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	OIL & GAS PRODUCERS - 1.0%
103,885	APA Corporation	$ 4,293,568
119,128	Coterra Energy, Inc.	3,212,882
110,734	Kinder Morgan, Inc.	2,093,980
160,113	Marathon Oil Corporation	4,020,437
		13,620,867
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
92,127	Baker Hughes Company	3,354,344

	PUBLISHING & BROADCASTING - 0.1%
83,690	News Corporation, Class B	1,884,699

	RETAIL - CONSUMER STAPLES - 0.2%
50,348	Kroger Company (The)	2,888,465

	RETAIL - DISCRETIONARY - 0.1%
17,847	Best Buy Company, Inc.	1,622,292

	SEMICONDUCTORS - 0.3%
35,890	Intel Corporation	1,778,708
25,352	Micron Technology, Inc.	1,974,668
		3,753,376
	STEEL - 0.2%
20,608	Nucor Corporation	3,063,379

	TECHNOLOGY HARDWARE - 0.3%
137,816	Hewlett Packard Enterprise Company	2,302,905
67,220	HP, Inc.	2,440,086
		4,742,991
	TECHNOLOGY SERVICES - 0.3%
50,678	DXC Technology Company(a)	1,653,623
82,961	Nielsen Holdings plc	2,259,858
		3,913,481

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	TELECOMMUNICATIONS - 0.6%
424,375	AT&T, Inc.	$ 10,027,981

	TOBACCO & CANNABIS - 0.2%
42,123	Altria Group, Inc.	2,200,927

	TOTAL COMMON STOCKS (Cost $110,866,702)	126,676,305

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.4%
	EQUITY - 68.4%
1,347,663	iShares Select Dividend ETF	172,676,060
1,623,771	ProShares Ultra QQQ(a)	116,781,610
2,870,083	ProShares Ultra S&P500	188,306,146
897,002	Vanguard Dividend Appreciation ETF	145,457,844
12,580	Vanguard Growth ETF	3,618,008
1,601,034	Vanguard High Dividend Yield ETF	179,716,067
1,969,134	WisdomTree US LargeCap Dividend Fund	129,411,486
		935,967,221

	TOTAL EXCHANGE-TRADED FUNDS (Cost $749,308,173)	935,967,221

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(c)
	EQUITY OPTIONS PURCHASED - 0.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
5,250	Invesco QQQ Trust Series 1	BNP	04/29/2022	$ 350	$ 190,333,500	$ 2,819,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,979,747)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,979,747)					2,819,250

	TOTAL INVESTMENTS - 77.8% (Cost $865,154,622)					$ 1,065,462,776
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.2%					304,728,436
	NET ASSETS - 100.0%					$ 1,370,191,212

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
BNP	- BNP Paribas
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.7%
	EQUITY - 31.8%
304,561	Invesco QQQ Trust Series 1	$ 110,415,546
895	ProShares Ultra QQQ(a)	64,368
172,781	ProShares UltraPro QQQ(a)	10,052,399
150,694	ProShares UltraPro S&P 500	9,588,659
453,373	Vanguard Mega Cap Growth ETF	106,724,004
		236,844,976
	FIXED INCOME - 29.9%
238,124	iShares Convertible Bond ETF	19,840,492
757,806	PIMCO Enhanced Short Maturity Active ETF	75,901,849
468,914	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	42,872,807
1,100,067	SPDR Bloomberg Convertible Securities ETF	84,650,155
		223,265,303

	TOTAL EXCHANGE-TRADED FUNDS (Cost $393,969,474)	460,110,279

	TOTAL INVESTMENTS - 61.7% (Cost $393,969,474)	$ 460,110,279
	OTHER ASSETS IN EXCESS OF LIABILITIES - 38.3%	286,001,403
	NET ASSETS - 100.0%	$ 746,111,682

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.